12 Months Ended
Apr. 30, 2015

BLACKROCK WORLD INCOME FUND, INC.

(the “Fund”)

Supplement dated July 31, 2015 to

the Summary Prospectuses and Prospectuses of the Fund, each dated April 30, 2015

On July 29, 2015, the Board of Directors (the “Board”) of the Fund approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to BlackRock Strategic Global Bond Fund, the adoption of an 80% investment policy as a result of the Fund’s name change, and a change to the Fund’s investment strategies. BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, also agreed to, and the Board approved, a reduction in the existing contractual expense caps for Investor A, Investor C and Institutional Shares, and the adoption of a contractual expense cap for Investor C1 Shares. In addition, Fund management has determined to add portfolio managers to the Fund’s portfolio management team and change the benchmark index, as well as add a new custom blended performance benchmark. All of these changes will be effective on September 1, 2015.

Effective on September 1, 2015, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses.

Change in the Fund’s Name

The BlackRock World Income Fund is renamed the BlackRock Strategic Global Bond Fund. References to the “World Income Fund” are replaced with “Strategic Global Bond Fund.”

Adoption of 80% Investment Policy

The section of the Summary Prospectuses entitled “Key Facts About BlackRock World Income Fund, Inc.—Principal Investment Strategies of the Fund” and the section of the Prospectuses entitled “Fund Overview—Key Facts About BlackRock World Income Fund, Inc.—Principal Investment Strategies of the Fund” are amended to add the following sentence at the end of the second paragraph:

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in bonds and related derivative instruments with similar economic characteristics.

Change in the Fund’s Performance Benchmarks

All references to the “J.P. Morgan Global Government Bond Broad Index” in the section of the Summary Prospectuses entitled “Key Facts About BlackRock World Income Fund, Inc.—Principal Investment Strategies of the Fund” and the sections of the Prospectuses entitled “Fund Overview—Key Facts About BlackRock World Income Fund, Inc.—Principal Investment Strategies of the Fund” and “Details About the Funds—How Each Fund Invests—BlackRock World Income Fund, Inc.” or “Details About the Fund—How The Fund Invests” are replaced with the “Barclays Global Aggregate Bond Index.”

The section of the Summary Prospectuses entitled “Key Facts About BlackRock World Income Fund, Inc.—Performance Information” and the section of the Prospectuses entitled “Fund Overview—Key Facts About BlackRock World Income Fund, Inc.—Performance Information” are amended to reflect the replacement of the J.P. Morgan Global Government Bond Broad Index with the Barclays Global Aggregate Bond Index as the Fund’s performance benchmark and the addition of a custom performance benchmark that consists of 80% Barclays Global Aggregate ex EM Bond Index and 20% Barclays EM ex Korea Bond Index.

Contractual Expense Caps

The following replaces footnote 4 to the fee and expense table under the section of the Summary Prospectus for Investor and Institutional Shares entitled “Key Facts About BlackRock World Income Fund, Inc.—Fees and Expenses of the Fund” and the section of the Prospectus for Investor and Institutional Shares entitled “Fund Overview—Key Facts About BlackRock World Income Fund, Inc.—Fees and Expenses of the Fund”:

As described in the “Management of the Funds” section of the Fund’s prospectus on page 47, BlackRock has contractually agreed to waive and/or reimburse fees or expenses to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses, and certain other Fund expenses) to 0.95% (for Investor A Shares), 1.70% (for Investor C Shares), and 0.70% (for Institutional Shares) of average daily net assets until May 1, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

The following is added as a footnote to the fee and expense table under the section of the Summary Prospectus for Investor C1 Shares entitled “Key Facts About BlackRock World Income Fund, Inc.—Fees and Expenses of the Fund” and the section of the Prospectus for Investor C1 Shares entitled “Fund Overview—Key Facts About BlackRock World Income Fund, Inc.—Fees and Expenses of the Fund”:

As described in the “Management of the Fund” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses, and certain other Fund expenses) to 1.50% (for Investor C1 Shares) of average daily net assets until May 1, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.